Statement of Changes in Shareholders' Equity Statement (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Shareholders' Equity Period Start at Dec. 31, 2010	$ 2,311,898	$ 286,450	$ 44,861,127	$ (42,835,679)
Common Stock, Shares, Outstanding Period Start at Dec. 31, 2010	286,449,511	286,449,511
Statement of Changes in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to exercise of stock options granted to employees for services, Shares		525,778
Issuance of common stock pursuant to exercise of stock options granted to employees for services, Amount	162,699	526	162,173
Issuance of common stock pursuant to exercise of stock options granted to professionals and consultants, Shares		3,098,324
Issuance of common stock pursuant to exercise of stock options granted to professionals and consultants, Amount	843,374	3,098	840,276
Share based compensation related to issuance of incentive stock options	226,000	0	226,000
Options exercised, Shares		962,280
Options exercised, Amount	962	962
Net loss	(1,832,330)			(1,832,330)
Shareholders' Equity Period End at Jun. 30, 2011	$ 1,712,603	$ 291,036	$ 46,089,576	$ (44,668,009)
Common Stock, Shares, Outstanding Period End at Jun. 30, 2011	291,035,893	291,035,893